Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreement (Details)	Jun. 30, 2025 USD ($)
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreement [Abstract]
Within 1 year	$ 81,608
2 to 5 years	117,511
Total	$ 199,119